TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement Dated February 16, 2016

to the

Prospectus dated May 1, 2015

Effective February 12, 2016, based on changes to the underlying fund portfolios, the following changes apply to the applicable subaccounts:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund	Huntington VA Dividend Capture Fund	Catalyst Dividend Capture VA Fund	Huntington Asset Advisors, Inc.	Rational Advisors, Inc.
Huntington VA Situs Fund	Catalyst Insider Buying VA Fund	Huntington VA Situs Fund	Catalyst Insider Buying VA Fund	Huntington Asset Advisors, Inc.	Rational Advisors, Inc.

All references to the subaccount names, portfolio names and subadvisors in the prospectus are hereby amended as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2015